Restatement of Interim Financial Information (Unaudited) - Consolidated Statement of Operations (Details) - USD ($)	3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2025	Dec. 31, 2024
Operating expenses:
General and administrative expenses	$ 6,794,042	$ 587,167	$ 2,268,762	$ 1,645,136	$ 9,062,804	$ 2,232,303	$ 14,766,607	$ 3,441,820
Research and development expenses	1,920,372	146,724	1,549,775	213,762	3,470,147	360,486	6,617,562	661,183
Other non-operating income (expense):
Change in fair value of SAFE Notes	36,715,107	(495,351)	3,118,942	158,020	39,834,049	(337,331)	39,834,049	1,631,446
Net loss	$ (45,414,335)	$ (1,220,296)	$ (6,936,475)	$ (1,689,843)	$ (52,350,810)	$ (2,910,139)	$ (61,002,954)	$ (5,713,369)
Basic weighted average shares outstanding of common stock (in shares)	23,434,266	13,189,817	14,057,349	5,484,637	17,391,203	8,676,304	25,332,277	10,037,251
Diluted weighted average shares outstanding of common stock (in shares)	23,434,266	13,189,817	14,057,349	5,484,637	17,391,203	8,676,304		10,037,251
Basic net loss per share of common stock (in dollars per share)	$ (1.94)	$ (0.09)	$ (0.49)	$ (0.31)	$ (3.01)	$ (0.33)	$ (2.41)	$ (0.57)
Diluted net loss per share of common stock (in dollars per share)	$ (1.94)	$ (0.09)	$ (0.49)	$ (0.31)	$ (3.01)	$ (0.33)		$ (0.57)
As Previously Reported
Operating expenses:
General and administrative expenses	$ 6,700,416	$ 486,151	$ 2,718,780	$ 752,535	$ 9,419,196	$ 1,238,686
Research and development expenses	2,104,021	219,478	780,517	135,930	2,884,538	355,408
Other non-operating income (expense):
Change in fair value of SAFE Notes	31,601,632	(1,248,279)	3,638,167	(1,251,721)	35,239,799	(2,500,000)
Net loss	$ (40,390,883)	$ (1,944,963)	$ (7,136,460)	$ (2,129,151)	$ (47,527,343)	$ (4,074,114)
Basic weighted average shares outstanding of common stock (in shares)	31,316,149	16,182,268	16,237,748	658,569	21,282,445	13,006,041
Diluted weighted average shares outstanding of common stock (in shares)	31,316,149	16,182,268	16,237,748	658,569	21,282,445	13,006,041
Basic net loss per share of common stock (in dollars per share)	$ (1.29)	$ (0.12)	$ (0.44)	$ (3.23)	$ (2.23)	$ (0.31)
Diluted net loss per share of common stock (in dollars per share)	$ (1.29)	$ (0.12)	$ (0.44)	$ (3.23)	$ (2.23)	$ (0.31)
Adjustment
Operating expenses:
General and administrative expenses	$ 93,626	$ 101,016	$ (450,018)	$ 892,601	$ (356,392)	$ 993,617
Research and development expenses	(183,649)	(72,754)	769,258	77,832	585,609	5,078
Other non-operating income (expense):
Change in fair value of SAFE Notes	5,113,475	752,928	(519,225)	1,409,741	4,594,250	2,162,669
Net loss	$ (5,023,452)	$ 724,667	$ 199,985	$ 439,308	$ (4,823,467)	$ 1,163,975
Basic weighted average shares outstanding of common stock (in shares)	(7,881,883)	(2,992,451)	(2,180,399)	4,826,068	(3,891,242)	(4,329,737)
Diluted weighted average shares outstanding of common stock (in shares)	(7,881,883)	(2,992,451)	(2,180,399)	4,826,068	(3,891,242)	(4,329,737)
Basic net loss per share of common stock (in dollars per share)	$ (0.65)	$ 0.03	$ (0.05)	$ 2.92	$ (0.78)	$ (0.02)
Diluted net loss per share of common stock (in dollars per share)	$ (0.65)	$ 0.03	$ (0.05)	$ 2.92	$ (0.78)	$ (0.02)